Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Advances for vessels under construction	$ 0	$ 18,172
Total assets	0	18,172
Liabilities:
Due to related parties	16,095	22,154
Deferred revenue - current (e)	19,986	10,867
Advances for vessels under construction Note (5a)
Assets:
Advances for vessels under construction	0	18,172
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	15,126	21,264
Management fee payable to CSM (b)
Liabilities:
Due to related parties	969	890
Capital Maritime And Trading Corp.
Liabilities:
Deferred revenue - current (e)	2,925	4,253
Total liabilities	$ 19,020	$ 26,407